Consolidated Statements of Changes in Partners' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Predecessor	Common Units	General Partner Interest	Noncontrolling Interest
Balance at Dec. 31, 2011	$ 1,901.3	$ 1,856.0	$ 0	$ 0	$ 45.3
Balance (Shares) at Dec. 31, 2011			0	0
Increase (Decrease) in Partners' Capital
Distributions to predecessor	21.5	21.5	0	0	0
Distributions to non-controlling interest	3.4	0	0	0	3.4
Distributions to non-controlling interest (Shares)			0	0
Net Income (Loss)	75.8	75.8	0	0	0
Net Income (Loss), shares			0	0
Balance at Dec. 31, 2012	2,002.0	1,953.3	0	0	48.7
Balance (Shares) at Dec. 31, 2012			0	0
Increase (Decrease) in Partners' Capital
Distributions to predecessor	(285.1)	(285.1)	0	0	0
Distributions to non-controlling interest	(1.6)	0	0	0	(1.6)
Distributions to non-controlling interest (Shares)			0	0
Sale of non-controlling interest	(47.1)	0	0	0	(47.1)
Net Income (Loss)	115.5	115.5	0	0	0
Net Income (Loss), shares			0	0
Balance at Dec. 31, 2013	1,783.7	1,783.7	0	0	0
Balance (Shares) at Dec. 31, 2013			0	0
Increase (Decrease) in Partners' Capital
Distributions to predecessor	(71.9)	(71.9)	0	0	0
Elimination of deferred taxes due to reorganization of predecessor	444.5	444.5	0	0	0
Issuance of units for reorganization of predecessor equity	0	(2,191.8)	1,095.9	0	1,095.9
Issuance of units for reorganization of predecessor equity (Shares)			120,500,000	0
Issuance of common units for acquisition of Partnership	3,378.3	0	3,329.6	48.7	0
Issuance of common units for acquisition of Partnership (Shares)			109,100,000	1,600,000
Issuance of common units	412.0	0	412.0	0	0
Issuance of common units (Shares)			14,600,000	0
Acquisition of interest in joint venture	38.2	0	31.0	0	7.2
Acquisition of interest in joint venture (Shares)			1,000,000	0
Proceeds from exercise of unit options	0.4	0	0.4	0	0
Proceeds from exercise of unit options (Shares)	37,432		100,000	0
Conversion of restricted units for common units, net of units withheld for taxes	(0.7)	0	(0.7)	0	0
Conversion of restricted units for common units, net of units withheld for taxes (Shares)			100,000	0
Unit-based compensation	19.4	0	9.0	10.4	0
Unit-based compensation (Shares)			0	0
Distributions	(239.8)	0	(222.7)	(17.1)	0
Distributions (Shares)			0	0
Distributions to non-controlling interest	(159.5)	0	0	0	(159.5)
Distributions to non-controlling interest (Shares)			0	0
Non-controlling interest contributions	5.3				5.3
Partners' Capital, Other	0		936.4	0	(936.4)
Partners' Capital Account, Acquisitions	105.7		105.7
Net Income (Loss)	310.3	35.5	136.7	138.3	(0.2)
Net Income (Loss), shares			0	0
Balance at Dec. 31, 2014	$ 6,025.9	$ 0	$ 5,833.3	$ 180.3	$ 12.3
Balance (Shares) at Dec. 31, 2014			245,400,000	1,600,000